100 Summer Street Floor 7 Mail Stop SUM0703 Boston, MA 02111

November 15, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, each dated November 11, 2016, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 236) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 10, 2016 via EDGAR (Accession Number 0001193125-16-766063).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel
State Street Bank and Trust Company